Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000002037 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002037 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002037 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002037 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002037 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002037 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002037 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002037 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002037 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002037 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002037 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002037 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000002037 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000002037 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002037 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002037 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002037 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002037 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000002037 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000002037 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002037 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002037 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002037 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002042 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002042 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002042 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002042 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002042 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002042 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002042 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002042 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002042 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002042 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000002042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000002042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000002042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000002042 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002042 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002042 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002043 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002043 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002043 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002043 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002043 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002043 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002043 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002043 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002043 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002043 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002043 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002043 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000002043 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000002043 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002043 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002043 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002043 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002043 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000002043 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000002043 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002043 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002043 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002043 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002044 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002044 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002044 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002044 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002044 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002044 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002044 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002044 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002044 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002044 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002044 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002044 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000002044 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000002044 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002044 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002044 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002044 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002044 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000002044 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000002044 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002044 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002044 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002044 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002046 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002046 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002046 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002046 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002046 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002046 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002046 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002046 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002046 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002046 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002046 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002046 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000002046 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000002046 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002046 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002046 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002046 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002046 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000002046 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000002046 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002046 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002046 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002046 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002048 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002048 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002048 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002048 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002048 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002048 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002048 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002048 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002048 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002048 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002048 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002048 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000002048 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000002048 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002048 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002048 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002048 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002048 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000002048 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000002048 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002048 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002048 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002048 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002049 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002049 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002049 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002049 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002049 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002049 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002049 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002049 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002049 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002049 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002049 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002049 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000002049 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000002049 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002049 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002049 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002049 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002049 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000002049 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000002049 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002049 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002049 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002049 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000002038 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000002038 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000002038 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000002038 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000002038 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000002038 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000002038 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000002038 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000002038 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002038 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000002038 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000002038 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000002038 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000002038 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000002038 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000002038 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000002038 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000002038 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000002038 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000002038 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000002038 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000002038 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000002038 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%
C000113374 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Total Investments	9.10%
C000113374 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Total Investments	5.80%
C000113374 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Total Investments	5.40%
C000113374 [Member] | Meta Platforms Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000113374 [Member] | Alphabet Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	3.80%
C000113374 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%
C000113374 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%
C000113374 [Member] | Visa Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%
C000113374 [Member] | Salesforce Inc [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000113374 [Member] | Mastercard Inc A [Member]
Holdings [Line Items]
Percent of Total Investments	2.00%
C000113374 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%
C000113374 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	18.10%
C000113374 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.00%
C000113374 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%
C000113374 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	7.90%
C000113374 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.10%
C000113374 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.60%
C000113374 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	11.50%
C000113374 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	29.20%
C000113374 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
C000113374 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.10%
C000113374 [Member] | Money Market Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000113374 [Member] | Equity [Member]
Holdings [Line Items]
Percent of Total Investments	99.70%